INCOME TAXES (Details 1) - CAD ($)	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Amounts related to tax loss carry forwards, Canada	$ 8,467,000
Canada
Statement Line Items [Line Items]
Amounts related to tax loss carry forwards, Canada	8,467,000	$ 4,868,000
United States
Statement Line Items [Line Items]
Amounts related to tax loss carry forwards, US	$ 778,000	$ 144,000